                              SPDR(R) SERIES TRUST

                        SUPPLEMENT DATED FEBRUARY 6, 2008
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                     DATED OCTOBER 31, 2007, AS SUPPLEMENTED


The following information on local market holiday schedules replaces the existing information starting on page 64 in the Statement of Additional Information under the title "Local Market Holiday Schedules".

--------------------------------------------------------------------------------

                         LOCAL MARKET HOLIDAY SCHEDULES

The Trust generally intends to effect deliveries of portfolio securities on a basis of "T" plus three business days (i.e., days on which the AMEX and NYSE are open) in the relevant foreign market of a Fund. The ability of the Trust to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than seven calendar days, in certain circumstances, during the calendar years 2008 and 2009. The holidays applicable to the International Treasury Bond ETF during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The remaining dates in the calendar year 2008 and the beginning of 2009 on which the regular holidays affecting the relevant securities markets in the countries listed below fall are as follows:



          AUSTRIA                                                JAPAN
       March 21, 2008                                      February 11, 2008
       March 24, 2008                                       March 20, 2008
        May 1, 2008                                         April 29, 2008
        May 12, 2008                                          May 5, 2008
        May 22, 2008                                          May 6, 2008


    August 15, 2008                                          July 21, 2008
   December 8, 2008                                       September 15, 2008
   December 24, 2008                                      September 23, 2008
   December 25, 2008                                       October 13, 2008
   December 26, 2008                                       November 3, 2008
   December 31, 2008                                       November 24, 2008
    January 1, 2009                                        December 23, 2008
                                                           December 30, 2008
       AUSTRALIA                                           December 31, 2008
     March 20, 2008                                         January 1, 2009
     March 21, 2008                                         January 2, 2009
     March 24, 2008                                         January 3, 2009
     April 25, 2008                                         January 4, 2009
     June 9, 2008                                          January 14, 2009
   December 24, 2008
   December 25, 2008                                            MEXICO
   December 26, 2008                                       February 4, 2008
   December 31, 2008                                        March 17, 2008
    January 1, 2009                                         March 20, 2008
   January 28, 2009                                         March 21, 2008
                                                             May 1, 2008
       BELGIUM                                            September 16, 2008
   March 21, 2008                                         November 17, 2008
   March 24, 2008                                         December 12, 2008
    May 1, 2008                                           December 25, 2008
  December 24, 2008                                        January 1, 2009
  December 25, 2008
  December 26, 2008                                          NETHERLANDS
  December 31, 2008                                        March 21, 2008
   January 1, 2009                                         March 24, 2008
                                                             May 1, 2008
       CANADA                                            December 24, 2008
  February 18, 2008                                      December 25, 2008
   March 21, 2008                                        December 26, 2008
   May 19, 2008                                          December 31, 2008
   July 1, 2008                                           January 1, 2009
  August 4, 2008
 September 1, 2008                                             POLAND
  October 13, 2008                                         March 21, 2008
 December 25, 2008                                         March 24, 2008
 December 26, 2008                                           May 1, 2008
  January 1, 2009                                           May 22, 2008
                                                          August 15, 2008
      DENMARK                                             November 11, 2008
   March 20, 2008                                        December 24, 2008
   March 21, 2008                                        December 25, 2008
   March 24, 2008                                        December 26, 2008
   April 18, 2008                                         January 1, 2009
    May 1, 2008
    May 12, 2008                                           SOUTH AFRICA
    June 5, 2008                                          March 21, 2008
  December 24, 2008                                       March 24, 2008
  December 25, 2008                                      February 28, 2008
  December 26, 2008                                         May 1, 2008
  December 31, 2008                                        June 16, 2008
   January 1, 2009                                       September 24, 2008
                                                         December 16, 2008
       FRANCE                                            December 25, 2008
   March 21, 2008                                        December 26, 2008
   March 24, 2008                                         January 1, 2009
    May 1, 2008
  December 24, 2008                                            SPAIN
  December 25, 2008                                        March 21, 2008
  December 26, 2008                                        March 24, 2008
  December 31, 2008                                         May 1, 2008
   January 1, 2009


                                                           December 25, 2008
                                                           December 26, 2008
         GERMANY                                            January 1, 2009
      March 21, 2008
      March 24, 2008                                             SWEDEN
        May 1, 2008                                          March 20, 2008
       May 12, 2008                                          March 21, 2008
    December 24, 2008                                        March 24, 2008
    December 25, 2008                                        April 30, 2008
    December 26, 2008                                         May 1, 2008
    December 31, 2008                                         June 6, 2008
     January 1, 2009                                         June 20, 2008
                                                           October 31, 2008
          GREECE                                           December 24, 2008
      March 10, 2008                                       December 25, 2008
      March 21, 2008                                       December 26, 2008
      March 24, 2008                                       December 31, 2008
      March 25, 2008                                        January 1, 2009
      April 25, 2008
      April 28, 2008                                             TAIWAN
         May 1, 2008                                        February 4, 2008
      June 16, 2008                                         February 5, 2008
     August 15, 2008                                        February 6, 2008
     October 28, 2008                                       February 7, 2008
     December 25, 2008                                      February 8, 2008
     December 26, 2008                                      February 11, 2008
      January 1, 2009                                       February 28, 2008
                                                              April 4, 2008
          ITALY                                               May 1, 2008
      March 21, 2008                                        October 10, 2008
      March 24, 2008                                        January 1, 2009
        May 1, 2008
     August 15, 2008                                         UNITED KINGDOM
    December 24, 2008                                        March 21, 2008
    December 25, 2008                                        March 24, 2008
    December 26, 2008                                         May 5, 2008
    December 31, 2008                                         May 26, 2008
     January 1, 2009                                        August 25, 2008
                                                            December 25, 2008
                                                            December 26, 2008
                                                            January 1, 2009


REDEMPTION. The longest redemption cycle for a Fund is a function of the longest redemption cycles among the countries whose stocks comprise a Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2007, the dates of the regular holidays affecting the South African securities markets presented the worst-case redemption cycle as R + 12 calendar days was the maximum number of calendar days necessary to satisfy a redemption request.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE